Borrowings (Tables)	12 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
Schedule of financial liabilities

Borrowings include the following financial liabilities:

		Consolidated Group
	Note	2023 A$	2022 A$
ASX convertible notes	(a)	301,600	308,100
		301,600	308,100

Balance at the beginning of the period		308,100	435,600
Issue of Nasdaq convertible notes		-	1,846,279
Interest recognised on convertible notes		-	544,121
Conversion of debt to equity		-	(2,420,400)
Repayment of borrowings		(6,500)	(97,500)
Balance at the end of the period		301,600	308,100

(a)	The Company has on issue unsecured convertible notes totaling A$301,600, including accrued interest. These notes have matured, have a fixed repayment amount and are not accruing further interest. These notes automatically convert to equity upon an ASX listing, however, due to the Company now being listed on Nasdaq the Company is unlikely to pursue an ASX listing, in which case the notes can only be redeemed in cash at their face value plus interest. All convertible notes are due and payable as at reporting date.